UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended March 31, 2010.

Check here if Amendment [  ]; Amendment Number __________
  This Amendment:	[  ] is a restatement.
			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Scott & Selber, Inc.
Address:	5075 Westheimer, Suite 799
	Houston, Texas 77056

Form 13F File Number:  028-11046

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:	Jack I. Selber, C.F.A.
Title:	President
Phone:	(713) 850-1717

Signature, Place, and Date of Signing:

Jack I. Selber		Houston, Texas


Report Type:

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

Form 13F File Number		Name

028-11046		Scott & Selber, Inc. 		03/31/2010

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  49

Form 13F Information Table Value Total:  76094 (thousands)


List of Other Included Managers:
NONE


028-11406		Scott & Selber, Inc.

Form 13F Information Table

                               Title of          Value   Shares oSH/     Put/    Invt    Other   Voting Authority
Name of Issuer                 Class   Cusip     (x1000) Prn Amt PRN     Call    Disc    Mgrs      Sole   Shared   None
---------------------------------------------------------------------    ----    ------  ----    ------------------------

Marvell Technology Group       COM     G5876H105     2234  109400SH              Sole              109400
Seagate Technology             COM     STX           1454   79605SH              Sole               79605
Amazon.com                     COM     023135106     1565   11525SH              Sole               11525
American Express               COM     025816109     1726   41820SH              Sole               41820
Anadarko Petroleum             COM     032511107     1902   26110SH              Sole               26110
Apple Computer                 COM     037833100     4575   19464SH              Sole               19464
Bank of America Corp           COM     060505104     1790  100270SH              Sole              100270
Chevron Corp                   COM      166764100     365    4808SH              Sole                4808
Cisco Systems                  COM     17275R102     3477  133560SH              Sole              133560
Cliffs Natural Resources       COM     18683K101     2649   37325SH              Sole               37325
Coach Inc                      COM      189754104    1852   46840SH              Sole               46840
Coca-Cola Co                   COM      191216100     661   12010SH              Sole               12010
Corning Inc                    COM      219350105    1763   87185SH              Sole               87185
Cree Inc                       COM      225447101    2033   28950SH              Sole               28950
Deerfield Capital Corporation  COM      244331104     182   31000SH              Sole               31000
Emerson Corp                   COM      291011104     242    4800SH              Sole                4800
Ennis Inc                      COM      293389102     519   31861SH              Sole               31861
Exxon Mobil                    COM     30231G102     1140   17006SH              Sole               17006
Ford Motor Co                  COM      345370860    1891  150400SH              Sole              150400
Franklin Resources             COM      354613101    1798   16210SH              Sole               16210
General Electric               COM      369604103    1989  109235SH              Sole              109235
Google Inc Class A             COM     38259P508     1824    3215SH              Sole                3215
H J Heinz                      COM      423074103    1604   35165SH              Sole               35165
Home Depot                     COM      437076102    1793   55425SH              Sole               55425
International Business Machine COM      459200101    1517   11826SH              Sole               11826
Johnson & Johnson              COM      478160104     934   14322SH              Sole               14322
Jones Lang Lasalle             COM     48020Q107     1267   17381SH              Sole               17381
Joy Global                     COM      481165108    2379   42035SH              Sole               42035
KeyCorp                        COM      493267108    1688  217690SH              Sole              217690
Kinetic Concepts Inc           COM     49460W208     1691   35350SH              Sole               35350
McDonalds Corp                 COM      580135101     237    3550SH              Sole                3550
McKesson HBOC Inc              COM     58155Q103     1699   25850SH              Sole               25850
Medco Health Solutions Inc     COM     58405U102     1511   23400SH              Sole               23400
Medtronic Inc                  COM      585055106    1904   42270SH              Sole               42270
Merck & Co Inc                 COM     58933Y105      219    5861SH              Sole                5861
Mylan Labs Inc                 COM      628530107    2540  111830SH              Sole              111830
NII Holdings                   COM     62913F201     1783   42770SH              Sole               42770
Oracle Systems                 COM     68389X105      501   19456SH              Sole               19456
Patriot Scientific Corp        COM     70336N107        2   10000SH              Sole               10000
PepsiCo Inc                    COM      713448108    1666   25180SH              Sole               25180
Procter & Gamble               COM      742718109     224    3540SH              Sole                3540
Rick's Cabaret                 COM      765641303     320   25000SH              Sole               25000
Sybase Inc                     COM      871130100    2041   43760SH              Sole               43760
Target Corporation             COM     87612E106     1648   31330SH              Sole               31330
United Technologies            COM      913017109    2412   32755SH              Sole               32755
Visa Inc                       COM     92826C839     1732   19018SH              Sole               19018
Vishay Intertechnology         COM      928298108    1642  160415SH              Sole              160415
WebMediaBrands Inc             COM     94770W100     3298 3331153SH              Sole             3331153
Yum Brands Inc                 COM      988498101     211    5480SH              Sole                5480